INVESTMENTS IN SUBSIDIARIES - Summarized statement of cash flows (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
KaR-Tel
Investments in subsidiaries
Net operating cash flows	$ 236	$ 338	$ 308
Net investing cash flows	(138)	(112)	(117)
Net financing cash flows	(98)	(236)	(166)
Net foreign exchange difference	4	(8)	0
Net increase / (decrease) in cash equivalents	4	$ (18)	$ 25
KGL
Investments in subsidiaries
Net operating cash flows	558
Net investing cash flows	(150)
Net financing cash flows	(626)
Net foreign exchange difference	(1)
Net increase / (decrease) in cash equivalents	$ (219)